Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Accrued charter revenue, Unearned revenue and Time charter assumed, current and non-current [Text Block]

12. Accrued Charter Revenue, Current and Non-Current, Unearned Revenue, Current and Non-Current and Time Charter Assumed, Current and Non-Current:

(a) Accrued Charter Revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2024 and 2025, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their terms, which were accounted for on a straight-line basis at their average rates.

As of December 31, 2024, the net accrued charter revenue, totaling ($16,371), comprises of $11,929 separately reflected in Current assets, $2,688 separately reflected in Non-current assets and ($30,988) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2024 balance sheet. As of December 31, 2025, the net accrued charter revenue, totaling ($19,338), comprises of $5,576 separately reflected in Current assets, $3,672 separately reflected in Non-current assets and ($28,586) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying consolidated 2025 balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2026	$(9,029)
2027	(6,354)
2028	(3,624)
2029	(331)
Total	$(19,338)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2024 and 2025, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate, (c) the unamortized balance of the Time charter assumed liability associated with the acquisition of Polar Brasil discussed in Note 11(a), with charter party assumed at value below its fair market value at the date of delivery of the vessel and (d) the unamortized deferred rent pursuant to the acquisition of Maersk Puelo discussed in Note 8. During the year ended December 31, 2025, the amortization of the liability amounted to $4,187, ($876 for the year ended December 31, 2024 and $510 for the year ended December 31, 2023) and is included in Voyage revenue in the accompanying consolidated statement of income.

	December 31, 2024	December 31, 2025
Hires collected in advance	$8,470	$10,276
Charter revenue resulting from varying charter rates	30,988	33,134
Unamortized balance of charters assumed	64	-
Unamortized deferred rent	-	42,378
Total	$39,522	$85,788
Less current portion	(24,902)	(42,627)
Non-current portion	$14,620	$43,161

(c) Time Charter Assumed, Current and Non-Current: On November 12, 2018, the Company purchased the 60% equity interest it did not previously own in the companies owning the containerships Triton, Titan, Talos, Taurus and Theseus. Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 7.4 years. On March 29, 2021, the Company purchased the 51% equity interest it did not previously own in the company owning the containership Cape Artemisio. Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 4.3 years. On December 11, 2023, the Company purchased the remaining 51% equity interest in the company owning the containership Arkadia. Any favorable lease term associated with this vessel was recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition and will be amortized over a period of 0.2 years. As of December 31, 2024 and December 31, 2025, the aggregate balance of time charter assumed (current and non-current) was $269 and $74, respectively, and is separately reflected in the accompanying consolidated balance sheets. During the year ended December 31, 2025, the amortization expense of Time-charter assumed amounted to $195 ($405 for the year ended December 31, 2024 and $313 for the year ended December 31, 2023) and is included in Voyage revenue in the accompanying consolidated statements of income.